CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock Class A [Member]	Common Stock Class V [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ (21,186)							$ (21,186)
Beginning balance, shares at Dec. 31, 2020	32,426,264
Activities prior to the Mergers:
Compensation costs related to incentive units	$ 364							364
Warrants exercised	$ 30,496							30,496
Warrants exercised, shares	1,016,540
Net loss	$ (24,703)							(24,703)
Ending balance, value at Jun. 30, 2021	$ (15,029)							(15,029)
Ending balance, shares at Jun. 30, 2021	33,442,804
Beginning balance, value at Dec. 31, 2020	$ (21,186)							(21,186)
Beginning balance, shares at Dec. 31, 2020	32,426,264
Activities prior to the Mergers:
Compensation costs related to incentive units				543
Net loss	(20,895)			(52,256)				(73,151)
Ending balance, value at Dec. 31, 2021	$ (61,304)							(61,304)
Ending balance, shares at Dec. 31, 2021	33,509,272
Beginning balance, value at Jun. 30, 2021	$ (15,029)							(15,029)
Beginning balance, shares at Jun. 30, 2021	33,442,804
Activities prior to the Mergers:
Compensation costs related to incentive units	$ 122							122
Warrants exercised	$ 1,994							1,994
Warrants exercised, shares	66,468
Net loss	$ (18,128)							(18,128)
Ending balance, value at Sep. 30, 2021	$ (31,041)							(31,041)
Ending balance, shares at Sep. 30, 2021	33,509,272
Beginning balance, value at Dec. 31, 2021	$ (61,304)							(61,304)
Beginning balance, shares at Dec. 31, 2021	33,509,272
Activities prior to the Mergers:
Compensation costs related to incentive units	$ 184							184
Net loss	(52,613)							(52,613)
Ending balance, value at Jun. 30, 2022	$ (113,733)							(113,733)
Ending balance, shares at Jun. 30, 2022	33,509,272
Activities prior to the Mergers:
Compensation costs related to incentive units	$ 46							46
Net loss	(176,384)							(176,384)
Effects of the Mergers:
Proceeds, net of redemptions					196,775			196,775
Transaction costs related to the Mergers	(36,075)				(31,249)			(67,324)
Accelerated vesting and conversion of incentive units	$ 77,403							77,403
Accelerated vesting and conversion of incentive units, shares	3,070,151
Exchange of liability classified warrants	$ 1,717							1,717
Exchange of liability classified warrants, shares	62,003
Reclassification of SAFE					8,800			8,800
Phantom units rollover					15,104			15,104
Reverse recapitalization	$ 247,026				(189,430)	(57,596)
Reverse recapitalization, shares	(36,641,426)
Issuance of common stock upon the Mergers - Class A and Class V		$ 5	$ 12			(14)		3
Issuance of common stock upon the Mergers - Class A and Class V, shares		46,300,005	118,677,880
Establishment of earn-out liabilities						(74,100)		(74,100)
Establishment of noncontrolling liability						(177,698)	177,698
Activities subsequent to the Mergers
Equity-based compensation					10,913			10,913
Issuance of common stock in connection with SEPA – Class A		$ 0			892			892
Issuance of common stock in connection with SEPA - Class A, shares		200,000
Exchange of Class V Common Stock to Class A Common Stock		$ 0	$ (0)
Exchange of Class V Common Stock to Class A Common Stock, shares		3,214,234	(3,214,234)
Net loss						(17,808)	(16,933)	(34,741)
Ending balance, value at Sep. 30, 2022		$ 5	$ 12		$ 11,805	$ (327,216)	$ 160,765	$ (154,629)
Ending balance, shares at Sep. 30, 2022		49,714,239	115,463,646